Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 386.8	$ 337.7	$ 266.2
After Tax	251.4	219.5	173.0
Employee Stock [Member]
Incentive Compensation Plans Expense [Line Items]
Pretax	80.9	64.5	51.4
After Tax	52.6	41.9	33.4
Employee Stock Option
Incentive Compensation Plans Expense [Line Items]
Pretax	4.3	1.7	0.0
After Tax	$ 2.8	$ 1.1	$ 0.0